Consolidated Statements of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Shareholders' Equity
Cash dividends (in dollars per share)	$ 1.4	$ 1.32	$ 1.26
Purchase of treasury stock (in shares)	82,374	16,490	112,567